File  No.  2-96924

                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549

                                   FORM N-1A



                       REGISTRATION STATEMENT UNDER THE
     SECURITIES  ACT  OF  1933          [      ]
     POST-EFFECTIVE  AMENDMENT  NO.  15          [X]
                                     --

     REGISTRATION  STATEMENT  UNDER  THE
     INVESTMENT  COMPANY  ACT  OF  1940          [      ]
     POST-EFFECTIVE  AMENDMENT  NO.  18          [X]
                                     --

                           AMANA MUTUAL FUNDS TRUST
              (Exact Name of Registrant as Specified in Charter)

                             1300 N. STATE STREET
                       BELLINGHAM, WASHINGTON 98225-4730
         (Address of Principal Executive Offices, including ZIP Code)

                 REGISTRANT'S TELEPHONE NUMBER- (360) 734-9900

                              Nicholas F. Kaiser
                             1300 N. State Street
                       Bellingham, Washington 98225-4730
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective: [ ] Immediately upon filing pursuant to paragraph (b) of rule 485, or [ ] on _______ pursuant to paragraph (b) of Rule 485 [X] 60 days after filing pursuant to paragraph (a)(1) of Rule 485, or [ ] on _________ pursuant to paragraph (a)(1) of rule 485 [ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485, or [ ] on _______ pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
[    ]     this post-effective amendment designates a new effective date for a previously  filed  post-effective  amendment.

                               EXPLANATORY NOTE
                               ----------------
This Post-Effective Amendment is the annual update to Amana Mutual Fund Trust's Registration Statement. It includes financial information updated for the fiscal year ended May 31, 1998. There are no material changes requiring disclosure update. This Amendment is filed under rule 485(a) because this Registration
Statement is updated to comply with the 1998 amendments to Form N-1A. An effective date of 8/27/98, somewhat earlier than the normal 60 days under 485(a)(1), is requested pursuant to Rule 485(a)(3), so that the updated
Prospectus is available for the annual Islamic Society of North America convention to be held September 4-7, 1998. A graphical PDF version of this filing is available at http://www.saturna.com/red.

CROSS  REFERENCE  SHEET
                                   FORM N-1A

Item
----

PART  A          PROSPECTUS
-------          ----------


1.  (a)  Front  Cover  Page          COVER  PAGE  (when  folded,
     (b)  Back  Cover  Page          constitutes  both  front  and  back)

2.  Risk/Return  Summary          A  QUICK  LOOK  AT  AMANA

3.  Fee  Table          FEES  AND  EXPENSES

4.    (A)  Investment  Objectives          INVESTMENT  OBJECTIVES
      (b)  Principal Investment Strategies     PRINCIPAL INVESTMENT STRATEGIES
    (c)  Risks          RISKS

5.  Management's  Discussion  of  Performance        Not applicable (in Annual
Report)

6.    (a)  Management          INVESTMENT  ADVISER
     RELIGIOUS  CONSULTANT
      (b)  Capital  Structure          Not  applicable  (no  restrictions)

7.  Shareowner  information
    (a)  Pricing  of  Fund  Shares          NET  ASSET  VALUE
    (b)  Purchase  of  Fund  Shares          HOW  TO  BUY  SHARES
    (c)  Redemption  of  Funds  Shares          HOW  TO  REDEEM  SHARES
      (d)  Dividends  and  distributions          DIVIDENDS
    (e)  Tax  Consequences          TAX  INFORMATION

8.  Distribution  arrangements          INVESTMENT  ADVISER

9.  Financial  Highlights  Information          FINANCIAL  HIGHLIGHTS

PART  B          STATEMENT  OF  ADDITIONAL  INFORMATION
----  -          --------------------------------------


10.  Cover  Page  &  Table  of  Contents          Cover  Page
     TABLE  OF  CONTENTS

11.  Trust  History          TRUST  HISTORY

12.  Fund  Descriptions,  Investments  and  Risks          FUND  DESCRIPTIONS,
          INVESTMENTS  AND  RISKS

13.  Management  of  the  Trust          MANAGEMENT  OF  THE  TRUST

14.  Control  Persons  and  Principal          PRINCIPAL  HOLDERS  OF
     Holders  of  Securities          SECURITIES

15.  Investment  Advisory  and  Other          INVESTMENT  ADVISORY
     Services          AND  OTHER  SERVICES

16.  Brokerage  Allocation  and  Other          BROKERAGE  ALLOCATION
     Practices

17.  Capital  Stock  and  Other  Securities          CAPITAL  STOCK

18.  Purchase,  Redemptions  and  Pricing          PURCHASE,  REDEMPTION  AND
     of  Securities  Being  Offered          PRICING  OF  SHARES

19.  Taxation  of  the  Trust          TAXATION  OF  THE  TRUST

20.  Underwriters          Not  applicable

21.  Calculations  of  Performance  Data          PERFORMANCE  DATA

22.  Financial  Statements          FINANCIAL  STATEMENTS


PART  C
----  -

23.  Exhibits                                                         EXHIBITS

24.    Control  Persons                         PERSONS CONTROLLED BY OR UNDER
COMMON  CONTROL  WITH  REGISTRANT

25.    Idemnification                                           IDEMNIFICATION

26.  Business  and  other  Connections                      BUSINESS AND OTHER
CONNECTIONS
     OF  INVESTMENT  ADVISER

27.    Principal  Underwriters                          PRINCIPAL UNDERWRITERS

28.    Records                                            LOCATION OF ACCOUNTS
      AND  RECORDS

29.    Management  Services                                MANAGEMENT SERVICES

30.    Undertakings                                               UNDERTAKINGS

                                    PART A


                                  PROSPECTUS

                                     AMANA
                              MUTUAL FUNDS TRUST

Additional information about each Fund's investments and operations is available in the Trust's annual and semi-annual shareowner reports. The Trust's annual report includes a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year. A Statement of Additional Information contains more details, and is incorporated in this Prospectus by reference.

These documents and other information are available upon request, without charge, from:

(Graphic  Omitted)

                             1300 N. State Street
                         Bellingham, Washington 98225

                         http://www.saturna.com/amana

                                  800-SATURNA
                                [800-728-8762]

Information about the Trust (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington DC (call 800-SEC-0330 for information). Reports and other information about the Trust are also available at http://www.sec.gov and copies may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington DC 20549-6009. Amana's Investment Company Act file number is 811-4276.



                                     AMANA
                               MUTUAL FUNDS TRUST


                                  GROWTH FUND
                                  INCOME FUND





Investments are consistent with Islamic principles. There are no sales or redemption charges or fees.


Please read this Prospectus and keep it for future reference. It is designed to provide important information and to help investors decide if Fund goals match their own.

THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES AUTHORITY HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                  PROSPECTUS
                                August 27, 1998

A  Quick  Look  at  Amana
FUND  INVESTMENT  GOALS
GROWTH  FUND  -  long-term  capital  growth
INCOME FUND - current income and preservation of capital PRINCIPAL INVESTMENT STRATEGIES The Funds invest only in equity securities, including foreign securities, in pursuit of these goals. Invest-ment decisions are made in accordance with Islamic principles. The Funds diversify their investments, but Islamic principles preclude investments in certain market sectors, such as financial companies and fixed-income securities. PRINCIPAL RISKS OF INVESTING IN THE FUNDS The value of Fund shares rise and fall as the value of the securities in which the Fund invests goes up and down. Only consider investing in the Funds if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with the fluctuations in the securities markets as well as the fortunes of the industries and companies in which the Funds' invest. The Fund's restricted ability to invest in certain market sectors may increase the risk of loss during economic downturns. VARIABILITY OF RETURNS The bar charts and table shown below provide an indication of the risks of investing in the Amana Growth and Amana Income Funds by showing changes in Fund performance from year to year and by showing how each Fund's average annual returns compare to those of broad-based market indices. (Graph Omitted) Amana Growth Fund Calendar Year Percentage Returns (operations began in 1994) Year Return 1995 35% 1996 4% 1997 18%

Note:    1998  year-to-date return is +5.5% (December 31, 1997 through quarter ending  June  30,  1998)
         Highest return for a quarter was +15.4% (quarter  ending  September 30,
1997).
         Lowest  return  for  a quarter was -7.1% (quarter ending December 31,
1997
1

(Graph  Omitted)
Amana  Income  Fund  Calendar  Year
1988          13%
1989          18%
1990          -3%
1991          23%
1992          1%
1993          11%
1994          -6%
1995          27%
1996          12%
1997          24%

Note:    1998 year-to-date return is +12.9% (December 31, 1997 through quarter ending  June
         Highest return for a quarter was +15.9% (quarter ending March 31, 1991).
         Lowest return for a quarter was -8.8% (quarter ending September 28, 1990).






Average Annual Total Returns
(for the periods ending December 31, 1997)  Past 1 Year   Past 5 Years   Past 10 Years
------------------------------------------  ------------  -------------  --------------
Amana Growth Fund                                  18.2%  NA             NA
------------------------------------------  ------------  -------------  --------------
Amana Income Fund                                  24.5%          13.3%           11.8%
                                            ------------  -------------  --------------
S & P 500 *                                        33.4%          20.0%           17.8%
------------------------------------------  ------------  -------------  --------------



* The S & P 500 is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.





How a Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.
INVESTMENT  RESULTS
Shareowners receive a financial re-port showing the investment returns, portfolios, income and expenses of each Fund every six months. Investors may obtain current share prices daily in major newspapers, by calling 888-73-AMANA, or by accessing the Internet at www.saturna.com.

FEES  AND  EXPENSES

This table describes the fees and expenses that Amana Fund shareowners may pay. There are no shareowner fees (fees paid directly from an investment). The Trust imposes no sales charge (load) on purchases or reinvested dividends, no distribution fees, or any deferred sales charge (load) upon redemption. There are no exchange fees, redemption fees, or account fees. There are no fees charged to retirement plan accounts. The following table illus-trates operating expenses of the Funds for the fiscal year ending May 31, 1998.

                        ANNUAL FUND OPERATING EXPENSES
                 (expenses that are deducted from Fund assets)

     GROWTH          INCOME
     ------          ------
Management  and  Administrative  Fee  0.95%                      0.95%
Distribution  (12b-1)  Fees  .NONE                          NONE
Other  Expenses    0.59%                      0.41%
                   -----                      -----
Total  Annual  Fund  Operating  Expenses1.54%                      1.36%

EXPENSES EXAMPLEThis example is intended to help investors compare the cost of investing in an Amana Fund with the cost of investing in other mutual funds.
     1  year  total--          $164          $145
     3  years  total--          $518          $456
     5  years  total--          $907          $800
     10  years  total--          $2066          $1821


The Example assumes an investors invests $10,000 in a Fund for the years indicated and then redeems at the end of those years. The Example also assumes that the investment has a 5% net return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions an investor's cumulative expenses would be:




INVESTMENT  OBJECTIVES
The  primary   objective  of  the  GROWTH  FUND  is  long-term  capital  growth, consis-tent with Islamic principles.

The objec-tives of the INCOME FUND are cur-rent in-come and preservation of capi-tal, consis-tent with Islamic principles; current in-come is its pri-mary objective.

There can be no guar-antee that the particular invest-ment objec-tives of either Fund will be realized.
INVESTMENT  STRATEGIES
AMANA MUTUAL FUNDS TRUST is designed to provide investment alterna-tives that are consistent with Islamic princi-ples. Gen-erally, Islamic princi-ples re-quire that investors share in profit and loss, that they receive no usury or inter-est, and that they do not invest in a busi-ness that is not permit-ted by Islamic principles. Some of the businesses not permitted are liquor, wine, casinos, pornography, insurance, gam-bling, pork processing, and interest-based banks or finance associations.

The Funds do not make any invest-ments that pay interest. In accordance with Islamic principles, the Funds shall not purchase bonds, debentures, or other interest paying obli-gations of indebtedness.

These criteria limit investment selection and income-earning opportuni-ties more than is customary for other mu-tual funds.

The Adviser, Saturna Capital Corporation, selects investments. To insure that investments meet the requirements of the Islamic faith, the Adviser has a con-sulting agreement on Islamic issues with the North American Islamic Trust
(NAIT), a non-profit organization serving the Muslim community.

The policy of the INCOME FUND is to invest at least 80% of its assets in in-come-pro-ducing equity securities, such as divi-dend-paying common stocks. Some as-sets may be held as cash to cover short-term needs such as redemptions and for temporary defensive purposes.

Under normal circumstances, it is the policy of the GROWTH FUND to invest at least 80% of assets in common stocks. The Growth Fund selects investments primar-ily on the expecta-tion of increases in earnings and share price, and not cur-rent dividend-paying ability.

To the extent the Funds invest in foreign securities, they invest only in foreign securities available for trading and settlement in the US, primarily in American Depository Receipts.

During uncertain market or economic conditions, a Fund may adopt a tem-porary, defensive position. The Funds cannot invest in interest-pay-ing instru-ments fre-quently used by mutual funds for this pur-pose. When markets are unattractive, the Adviser chooses be-tween continuing to follow the Funds' in-vestment policy or con-verting securities to cash for tempo-rary, defensive pur-poses. This choice is based on the Adviser's evaluation of mar-ket conditions and the Funds' portfolio holdings. While cash assets do not con-tribute to the Income Fund's primary objective of cur-rent income, they do assist its secondary ob-jective of capital stability.
RISKS
Investing in securities entails both market risks and risk of price variation in individ-ual securities. Common stock investments involve greater risk, and commensurably greater opportunity for reward, than some other investments, such as investments in short-term bonds and money market in-stru-ments.

By diversify-ing its invest-ments, each Fund re-duces the risk of owning one or a few individual securi-ties. The Growth Fund typically invests in smaller and less seasoned companies than the Income Fund, which may lead to greater variability in Growth Fund's returns. The Growth Fund is suitable for investors seeking higher returns and willing to accept greater fluctuations in value
(risk) than Income Fund investors.

Investing in foreign securities involves risks not typically associated directly with investing in U.S. securities. These risks include fluctuations in exchange rates of foreign currencies; less public information with respect to issuers of securities; less governmental supervision of exchanges, issuers, brokers; lack of uniform accounting, auditing, and financial reporting standards. There is also a risk of adverse political, social or diplomatic developments that affect investment in foreign countries.
INVESTMENT  ADVISER
Saturna Capital Corporation, 1300 N. State Street, Bellingham, Washington 98225 is the Investment Adviser and Administrator for the Trust. Saturna Capital's wholly-owned subsidiary, Investors National Corporation, is a discount brokerage firm and acts as distribu-tor for the Trust without compen-sation. Founded in 1989, Saturna Capital Corporation is also the adviser to Saturna Investment Trust and to private accounts. Saturna has approximately $60 million in assets under management.

Each Fund pays the Adviser an advi-sory and administration fee of 0.95% annually of average daily net assets.

Mr.  Nicholas  Kaiser, CFA, is president and controlling shareowner of Saturna
Capital  Corporation.    Since  1990, Mr. Kaiser has been the person primarily
responsible  for  the  day-to-day management of the Income Fund and the Growth
Fund.    Mr.  Kaiser  has  managed  equity  mutual  funds  since  1976.
RELIGIOUS  CONSULTANT
The North American Islamic Trust, Inc. (NAIT), 2622 East Main Street, Plainfield, Indiana 46168, acts as the re-ligious consultant to Saturna Capital regarding issues of Islamic principles relating to the Funds un-der a sub-advisory agreement with the Ad-viser. From the fee paid Saturna Capital, NAIT is paid for consulting services an annual fee of 0.20% annually of average daily net assets.

NAIT is a non-profit organization serving Muslim organizations and communities. NAIT operates and manages a variety of service activities for the Islamic Society of North America (ISNA), the Muslim Student Association (MSA), and other affili-ated organizations and Islamic cen-ters. ISNA and MSA are sepa-rate, non-profit organiza-tions that provide religious, educational, cultural, and community services. NET ASSET VALUE Each Fund computes its net asset value per share each business day by di-vid-ing the value of all of its se-curities and other as-sets, less liabili-ties, by the num-ber of shares out-standing. The Funds compute their net as-set values using market prices as of the close of trading on the New York Stock Exchange (generally 4 p.m. New York time). The Funds' shares are not priced on the days when New York Stock Exchange trading is closed (weekends and national holidays). The net asset value appli-ca-ble to purchases or redemp-tions of shares of each Fund is the net asset value next com-puted after receipt of a purchase or re-demption order. HOW TO BUY SHARES Investors may open an account and pur-chase shares by sending a com-pleted Application with a check for at least US$100 ($25 under a group or retirement plan) made payable to the Fund desired. The Trust does not ac-cept ini-tial orders unaccom-pa-nied by payment nor by telephone. There are no sales charges or loads.

Shareowners may purchase additional shares at any time in minimum amounts of $25. Once an account is open, pur-chases can be made by check, by electronic funds transfer, or by wire.

Shareowners may autho-rize the use of the Auto-mated Clearing House ("ACH") to pur-chase or redeem shares by completing the appropriate section of the applica-tion. The autho-rization must be received at least two weeks before ACH can be used. To use ACH to pur-chase or redeem shares, simply call Saturna Capital. Investors also may wire money to purchase shares, though the wiring bank typi-cally charges a fee for this service.

Each time shares are purchased or redeemed, a confirmation is mailed showing the details of the transaction as well as the current number and value of shares held. Share bal-ances are computed in full and frac-tional shares, expressed to three decimal places.

The Trust offers several op-tional plans and services, including a prototype defined contribution plan and free Individual Retirement Accounts. Other plans offered by the Funds in-clude an auto-matic investment plan, a sys-tem-atic with-drawal plan, and the right to ex-change your shares without charge for any other no-load mutual fund for which Saturna Capital is the in-vestment ad-viser. Ma-terials describ-ing these plans and applica-tions may be obtained from Saturna Capital.
5

 HOW TO REDEEM SHARES Shareowners may redeem all or part of their investment on any business day of the Trust. The Funds pay redemptions in US dol-lars, and the amount per share received is the net asset value next determined after receipt of a re-demption request. The amount re-ceived depends on the value of the in-vestments of that Fund at that day and may be more or less than the cost of the shares being redeemed.

The Funds normally pay for shares redeemed within three days after a proper instruction is re-ceived. To allow time for clearing, re-demption of in-vestments made by check or ACH may be re-stricted for up to 14 calendar days.

There are several methods you may choose to redeem shares.
WRITTEN  REQUEST
Write:          Amana  Mutual  Funds  Trust
     Box  N
     Bellingham  WA  98227-0596

Or  fax:          360/734-0755

You may redeem shares by a written request and choose one of the follow-ing options for the proceeds:
1998          Redemption  check  (no  mini-mum)  sent  to registered owner(s).
1999 Redemption check (no mini-mum) sent as directed if the signa-ture(s) are guaranteed. If pro-ceeds are to be sent to other than the regis-tered owner(s) at the last ad-dress, the signa-tures on the request must be guaran-teed by a national bank or trust com-pany or by a member of a national se-curities ex-change.
2000        Federal funds wire.  The pro-ceeds ($5000 minimum) may be wired to any bank designated in the re-quest if the signa-ture(s) are guar-an-teed as explained above.
TELEPHONE  REQUEST
Call:          800/728-8762  or
     360/734-9900

You may redeem shares by a tele-phone request and choose one of the following options for the proceeds: 1998 Redemption check (no mini-mum) sent to registered owner(s). 1999 ACH transfer ($100 minimum) with proceeds trans-ferred to your bank ac-count as desig-nated by the ACH au-thorization on your applica-tion. The transfer agent must receive the ACH authori-za-tion at least two weeks before ACH transfer can be used. 2000 Exchange (in at least the mini-mum estab-lished by the Fund being purchased) for shares of any other Fund for which Saturna Capital is adviser. If the ex-change is your initial in-vestment into this Fund, the new ac-count will au-tomatically have the same registration as your original ac-count. 2001 Federal funds wire. Proceeds ($5000 min-imum) may be wired only to the bank previously designated, or as di-rected in a prior written instruc-tion with signatures guar-anteed, as explained above.

For telephone requests the Funds will en-deavor to confirm that instructions are genuine and may be liable for losses if they do not. The caller must provide 2002 the name of the per-son making the request, 2003 the name and address of the regis-tered owner(s),
2004          the  account  number,
2005          the  amount  to  be  withdrawn,  and
2006          the  method  for  payment  of  the  pro-ceeds.
The Funds also may require a form of personal identification. The Funds will not be responsible for the re-sults of transactions they rea-sonably be-lieve genuine. CHECK WRITING Shareowners may also redeem by writing checks for amounts of $500 or more. Upon request, a Fund provides a small book of blank checks for a $10 fee, which may then be used to write checks to any payee. Checks are re-deemed at the net as-set value next de-termined after re-ceipt by the transfer agent. To use this feature, request the Check Writing Privi-lege on the Application.

DIVIDENDS
Each Fund intends to distribute its net investment in-come and net realized capital gains, if any, to its shareowners. Distributions from capital gains are paid at the end of December and May; income dividends are paid in December and May for the Income Fund and in December for the Growth Fund. As a result of its investment strategies, the Growth Fund does not expect to pay income dividends.

Both dividends and capital gains dis-tri-bu-tions are automatically rein-vested in addi-tional full and fractional shares of the Fund owned. At your option, you may receive dividends or capital gain distri-butions in cash. You are notified of each divi-dend and capital gains distribu-tion when paid.
TAX  INFORMATION
Any redemption, including exchanges and checks written by shareowners, constitutes a sale for federal income tax purposes, and investors may realize a capital gain or loss on the re-demp-tion.

At the end of each calendar year, shareowners re-ceive a complete annual state-ment, which should be retained for tax record keeping. Saturna Capital keeps each account's entire investment transaction history, and helps shareowners maintain the tax records needed to determine reportable capital gains and losses as well as dividend income.

Each January, the transfer agent reports to each shareowner (consolidated by taxpayer ID) and to the IRS the amount of each redemption transaction and the amount of divi-dends and capital gains distributions. Dividend amounts represent the pro-portionate share the shareowner is to report on a tax return for the year. Capital gains may be taxed at different rates, depending on the length of time the Fund held its investments. Fund distributions, whether paid in cash or invested in additional shares of the Fund, may be subject to income taxes. Capital gains and dividends may also be subject to state and local taxes.

To avoid  being  subject to a 31%  fed-eral  withholding  tax on  dividends  and
distri-bu-tions,   you  must  furnish  your  cor-rect  Social  Security  or  Tax
Identification Number.

Share-owners who are not US tax-payers may be subject to a 30% with-hold-ing tax un-der US provisions applicable to foreign investors, unless a reduced rate or ex-emption is pro-vided under a tax treaty. Capital gain distributions paid by the Funds are not subject to foreign with-holding.
7

FINANCIAL  HIGHLIGHTS

These tables are to help you understand each Fund's financial performance. The top section reflects financial results for a single Fund share. The total returns represent the rate that an investor earned (or lost) on an investment in each Fund, assuming reinvestment of all dividends and distributions and without regard to income taxes. Tait Weller & Baker, independent auditors, examined this information. Their report and each Fund's financial statements are in the Trust's annual report (available upon request from Saturna Capital). INCOME FUND





INCOME FUND                                  Year ended May 31,1998    Year ended May 31, 1997    Year ended May 31, 1996
                                             ------------------------  -------------------------  -------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD       $                 16.61   $                  13.93   $                  12.92
                                             ------------------------  -------------------------  -------------------------
INCOME FROM INVESTMENT OPERATIONS                                  -                          -                          -
Net investment income                                           0.26                       0.38                       0.42
Net gains or losses on securities                                  -                          -                          -
 (both realized and unrealized)                                 3.58                       2.86                       1.76
                                             ------------------------  -------------------------  -------------------------
TOTAL FROM INVESTMENT OPERATIONS                                3.84                       3.24                       2.18
                                             ------------------------  -------------------------  -------------------------
      LESS DISTRIBUTIONS                                           -                          -                          -
Dividends (from net investment income)                         (0.22)                     (0.42)                     (0.41)
Distributions (from capital gains)                             (0.47)                     (0.14)                     (0.76)
                                             ------------------------  -------------------------  -------------------------
Total distributions                                            (0.69)                     (0.56)                     (1.17)
                                             ------------------------  -------------------------  -------------------------
NET ASSET VALUE END OF PERIOD                $                 19.76   $                  16.61
                                             ========================  =========================
                                                                                                  $                  13.93
                                                                                                  =========================

TOTAL RETURN                                                   23.51%                     23.62%                     17.03%

RATIOS / SUPPLEMENTAL DATA                                         -                          -                          -
-------------------------------------------
Net assets ($000), end of period                              19,886                     16,332                     12,464
Ratio of gross expenses to Ave. net assets                      1.36%                      1.44%                      1.57%
Ratio of net investment income to                               1.43%                      2.51%                      3.06%

ave. net assets
Portfolio turnover rate                                            8%                        14%                        24%




INCOME FUND                                  Year ended May 31, 1995    Year ended May 31, 1995
                                             -------------------------  -------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD       $                  12.18   $                  12.86
                                             -------------------------  -------------------------
INCOME FROM INVESTMENT OPERATIONS                                   -                          -
Net investment income                                            0.38                       0.30
Net gains or losses on securities                                   -                          -
 (both realized and unrealized)                                   0.8                      (0.36)
                                             -------------------------  -------------------------
TOTAL FROM INVESTMENT OPERATIONS                                 1.18                      (0.06)
                                             -------------------------  -------------------------
      LESS DISTRIBUTIONS                                            -                          -
Dividends (from net investment income)                          (0.44)                     (0.30)
Distributions (from capital gains)                               0.00                      (0.32)
                                             -------------------------  -------------------------
Total distributions                                             (0.44)                     (0.62)
                                             -------------------------  -------------------------
NET ASSET VALUE END OF PERIOD                $                  12.92   $                  12.18
                                             =========================  =========================



TOTAL RETURN                                                     9.95%                     -0.63%

RATIOS / SUPPLEMENTAL DATA                                          -                          -
-------------------------------------------
Net assets ($000), end of period                               10,708                     10,432
Ratio of gross expenses to Ave. net assets                       1.56%                      1.58%
Ratio of net investment income to                                3.11%                      2.22%

ave. net assets
Portfolio turnover rate                                            29%                        21%





GROWTH  FUND






GROWTH FUND                                         Year Ended May 31, 1998    Year Ended May 31, 1997
                                                    -------------------------  -------------------------


NET ASSET VALUE AT BEGINNING OF PERIOD

                                                    $                   7.07   $                   6.86
                                                    -------------------------  -------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                                  (0.03)                     (0.02)

Net gains or losses on securities
(both realized and unrealized)                                          0.90                       0.32
                                                    -------------------------  -------------------------
TOTAL FROM INVESTMENT OPERATIONS                                        0.87                       0.30
                                                    -------------------------  -------------------------
LESS DISTRIBUTIONS
Dividends (from net investment income)                                  0.00                       0.00
Distributions (from capital gains)                                     (0.16)                     (0.09)
                                                    -------------------------  -------------------------
Total distributions                                                    (0.16)                     (0.09)
                                                    -------------------------  -------------------------
NET ASSET VALUE AT END OF PERIOD                    $                   7.78   $                   7.07
                                                    =========================  =========================
TOTAL RETURN                                                           12.39%                      4.46%
RATIOS / SUPPLEMENTAL DATA
Net assets ($000), end of period                    $                 10,080   $                  5,924
Ratio of gross espenses to Ave. net assets                              1.54%                      1.69%
Ratio of net investment income to ave. net assets                     (0.40)%                    (0.60)%
Portfolio turnover rate                                                   25%                        25%





GROWTH FUND                                         Year Ended May 31, 1996    Year Ended May 31, 1995    2/3/1994 Inception to
                                                    -------------------------  -------------------------  -----------------------
                                                                                                          May 31, 1994
                                                                                                          -----------------------
NET ASSET VALUE AT BEGINNING OF PERIOD

                                                    $                   5.04   $                   4.69   $                 5.00
                                                    -------------------------  -------------------------  -----------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                                  (0.05)                     (0.04)                   (0.00)

Net gains or losses on securities
(both realized and unrealized)                                          1.95                       0.39                    (0.30)
                                                    -------------------------  -------------------------  -----------------------
TOTAL FROM INVESTMENT OPERATIONS                                        1.90                       0.35                    (0.30)
                                                    -------------------------  -------------------------  -----------------------
LESS DISTRIBUTIONS
Dividends (from net investment income)                                  0.00                       0.00                    (0.01)
Distributions (from capital gains)                                     (0.08)                      0.00                     0.00
                                                    -------------------------  -------------------------  -----------------------
Total distributions                                                    (0.08)                      0.00                    (0.01)
                                                    -------------------------  -------------------------  -----------------------
NET ASSET VALUE AT END OF PERIOD                    $                   6.86   $                   5.04   $                 4.69
                                                    =========================  =========================  =======================
TOTAL RETURN                                                           37.20%                      7.46%                  (6.20)%
RATIOS / SUPPLEMENTAL DATA
Net assets ($000), end of period                    $                  4,151   $                  1,974   $                  952
Ratio of gross espenses to Ave. net assets                              1.94%                      2.00%                   *0.62%
Ratio of net investment income to ave. net assets                     (0.79)%                    (0.82)%                 *(0.35)%
Portfolio turnover rate                                                   22%                        38%                      *6%


(*not  annualized)
(The  accompanying  notes  are  an  integral  part  of  these  financial  statement.)

                           AMANA MUTUAL FUNDS TRUST
                            INVESTMENT APPLICATION

Mail  application  and  check  to:          For  assistance,  call:
AMANA  MUTUAL  FUNDS  TRUST          800-SATURNA  or  360/734-9900
Box  N,  Bellingham  WA  98227-0596                    FAX  360/734-0755

ACCOUNT  TYPE  AND  NAME          (select  one)

 Individual
     First          Middle  Initial                    Last

     Social  Security  Number                      Date  of  Birth
     Month/Day/Year
 Joint  with
     First          Middle  Initial          Last
Joint  Owner's  Social  Security  Number
     (Joint accounts are presumed to be "Joint Tenancy with Right of Survivorship" unless indicated)

 Gifts  to  Minor          as  Custodian  for
     Name  of  Custodian          Name  of  Minor

under  the                    Unif.Gifts  to  Minors  Act
     State                Uniform Transfers                  Minor's Birthdate
Minor's  Soc.Sec.  No.                              to  Minors  Act
 Other
Indicate name of corporation, organization or fiduciary capacity. Tax ID. Number If a trust, include name(s) of trustees and date of trust instruments.


     Person(s) authorized to transact business for the above entity.

MAILING
ADDRESS          Street          Apt.,  Suite,  Etc.

     City          State          ZIP  (+4)

TELEPHONE  (          )                    (          )
                      -                               -
     Daytime          Home
CITIZENSHIP        US              Resident  Alien          Non-Resident Alien
            Country
INVESTMENT SELECTION Growth Fund for $ Minimum $100 per Fund. Income Fund for $ Make check(s) payable to each Fund selected.
9

E-MAIL
Transaction confirmations and shareowner reports may be sent to my personal e-mail address: In addition to paper mailings Instead to paper mailings (save paper & postage)



TELEPHONE  REDEMPTION  PRIVILEGES
You automatically have telephone redemption by check and telephone exchange privileges unless you strike this line. Each Fund endeavors to confirm that instructions are genuine and it may be liable for losses if it does not. (Procedures may include requiring a form of personal identification. The Fund also provides written confirmation of transactions.)


ACH  TELEPHONE  TRANSFER  PRIVILEGE
To transfer funds by ACH at no charge to or from my (our) bank account, I (we) authorize electronic fund transfers through the Automated Clearing House (ACH) for my (our) designated bank account. Please attach a voided check.


AUTOMATIC  INVESTMENT  PLAN
Invest $ into Growth Fund and/or $ into Income Fund on the _____ day of each month (the 15th unless another date is chosen) by ACH transfer from my (our) bank account. This plan may be canceled at any time.
Please attach a voided check.


CHECK WRITING PRIVILEGE ($500 per check minimum) ($10 checkbook charge) I (We) request the Custodian to honor checks drawn by me (us) on my (our) Growth Fund and/or Income Fund account subject to acceptance by the Trust, with payment to be made by redeeming sufficient shares in my (our) account. None of the custodian bank, Saturna Capital Corporation nor Amana Mutual Funds Trust shall incur any liability to me (us) for honoring such checks, for redeeming shares to pay such checks, or for returning checks which are not accepted.

Single Signature Authority -- Joint Accounts Only:  (CHECKS FOR JOINT ACCOUNTS
------ --------- --------- -- ----- -------- -----
REQUIRE BOTH SIGNATURES UNLESS THIS BOX IS MARKED TO AUTHORIZE CHECKS WITH A SINGLE SIGNATURE.) By our signatures below, we agree to permit check redemptions upon the single signature of a joint owner. The signature of one joint owner is on behalf of himself and as attorney in fact on behalf of each other joint owner by appointment. We hereby agree with each other, with the Trust and with Saturna Capital Corporation that all moneys now or hereafter invested in our account are and shall be owned as Joint Tenants with Right of Survivorship, and not as Tenants in Common.


The undersigned warrants(s) that I (we) have full authority to make this Application, am (are) of legal age, and have received and read a current Prospectus and agree to be bound by its terms. Unless this sentence is struck, I
(we) certify, under penalties of perjury, that I (we) am (are) not subject to backup withholding under the provisions of section 3406(a)(1)(C) of the Internal Revenue Code. This application is not effective until it is received and accepted by the Trust.


     Date          Signature  of  Individual  (or  Custodian)


     Date                    Signature  of  Joint  Registrant,  if  any

                        PLEASE SAVE THIS QUICK GUIDE TO

                           AMANA MUTUAL FUNDS TRUST

ACCOUNTS
Open your account by sending a completed Application to the Trust, indicating your Fund selection. For convenience, you may have your account consolidated with others of your household or other group. We will appoint a representative, responsible to you for all questions on your account(s). Extra forms will be sent for certain accounts, such as IRA's.

INVESTMENTS
Initial investments are at least $100 ($25 under a group or retirement plan), and are to be accompanied by an Application. Additional investments may be made for $25 or more at any time. There are no sales commissions or other charges.




REDEMPTIONS
You may sell your shares any time. As with purchases, you may choose from several methods - including telephone, written instructions, and checkwriting. You will be paid the market price for your shares on the day we receive your instructions, and there are no redemption fees or charges. If we receive your redemption request by one p.m. Pacific time, your check is normally mailed to you the same day. Redemption of new investments may be restricted for up to 14 calendar days to allow for bank clearing.



STATEMENTS
On the date of each transaction, you are mailed a confirmation, showing the details of the transaction and your account balance. At year-end and at selected points during the year we mail a statement showing all transactions for the period. Monthly consolidated statements are available upon request.



DIVIDENDS  AND  PRICES
The Income Fund pays income dividends twice annually, at the end of May and December. Most shareowners reinvest all dividends in additional shares. Fund prices are carried in major newspapers and quoted on electronic systems (symbols AMANX and AMAGX), available by calling 888-73-AMANA (26262), and accessible on the Internet at www.saturna.com.



FREE  RETIREMENT  PLANS
We offer a defined contribution Profit-Sharing / Money Purchase plan and an Individual Retirement Account. There are no extra fees or charges for these plans.

FOR  MORE  INFORMATION
Please consult the applicable pages of this Prospectus for additional details on Amana Mutual Funds Trust and the services to its shareowners. You may also call 800-SATURNA (800-728-8762) with any questions, and visit Saturna Capital
on  the  Internet:    www.saturna.com.
11

                                    PART B





                      STATEMENT OF ADDITIONAL INFORMATION

                           AMANA MUTUAL FUNDS TRUST

                                  GROWTH FUND
                                  INCOME FUND

                             1300 N. State Street
                         Bellingham, Washington 98225

                                 360/734-9900
                                  800/SATURNA


                      STATEMENT OF ADDITIONAL INFORMATION
                                August 27, 1998



This Statement of Additional Information is not a Prospectus. It merely furnishes additional information concerning the Trust, the Income Fund and the Growth Fund that is not included in the Prospectus. It should be read in conjunction with the Prospectus. You may obtain a Prospectus dated August 27, 1998 and shareowner Annual and Semi-Annual reports without charge by writing to the address shown above, calling toll-free to the number shown above, and on the Internet at http://www.saturna.com/amana.

                               TABLE OF CONTENTS
     Page

Trust  History          3
Fund  Descriptions,  Investments  and  Risks          3
Management  of  the  Trust          5
Principal  Holders  of  Securities          7
Investment  Advisory  and  Other  Services          8
Brokerage  Allocation          9
Capital  Stock          10
Purchase,  Redemption  and  Pricing  of  Shares          11
Taxation  of  the  Trust          11
Performance  Data          12
Financial  Statements          13
2

TRUST  HISTORY
Amana Mutual Funds Trust was orga-nized as an Indiana Business Trust on July 26, 1984. The Income Fund commenced operations on June 23, 1986. The Growth Fund began operations on February 3, 1994.

FUND  DESCRIPTIONS,  INVESTMENTS  AND  RISKS
CLASSIFICATION
Amana Mutual Funds Trust is de-signed to meet the needs of various investors, and the particular needs of Muslims by invest-ing in ac-cordance with Islamic principles. The Trust is open to any investor.

The  Trust  is  techni-cally  known  as an  "open-end  diversi-fied  man-agement in-vest-ment com-pany." It is a "series trust" that presently offers two sepa-rate funds for in-vestors: Growth Fund and Income Fund.
INVESTMENT  STRATEGIES  AND  RISKS
The  Prospectus   describes  the  investment   strategies  and  risks  of  those
strategies.
FUND  POLICIES
The primary objective of the GROWTH FUND is long-term capital growth, consis-tent with Islamic principles. The objec-tives of the INCOME FUND are cur-rent in-come and preservation of capi-tal, consis-tent with Islamic principles; current in-come is its pri-mary objective. In accor-dance with Islamic principles, the Funds shall not make any invest-ments that pay interest. The in-vestment ob-jec-tives of the Funds cannot be changed without approval by vote of a majority of the out-standing shares of a Fund.

The Funds pursue these investment objectives by purchasing equity securities. While the Funds may pur-chase preferred stocks and engage in covered op-tion writ-ing, they cur-rently do not do so. The Funds also have the power to use short-term income produc-ing invest-ments.

In accordance with Islamic principles, the Funds shall not purchase bonds, debentures, or other interest paying obli-gations of indebtedness. The Funds may not make loans, lend portfolio securities, make short sales, borrow money, or purchase or sell op-tions, except that they may sell covered call options and purchase call options for the purpose of termi-nating call options previ-ously sold. These restrictions are fundamen-tal policies and may not be changed without prior approval by vote of a majority of the out-standing shares of a Fund.

The Adviser selects investments in com-panies that to its knowledge do not vio-late the requirements of the Islamic faith at the time of investment. To insure that investments meet the requirements of the Islamic faith, the Adviser has a consulting agreement on Islamic issues with the North American Islamic Trust (NAIT), a non-profit organization serving the Muslim community. Whenever the Adviser learns that a company whose stock is owned by a Fund has activities (through acquisi-tion or otherwise) that it believes are not permitted by Islamic principles, the Adviser notifies the Board of Trustees. The Board determines whether the stock of that company should be divested by the Fund. Immediate divesting may have an ad-verse impact on the investment per-for-mance of a Fund.

(i) Each Fund has the power to use covered call options, as a method to in-crease the income received from common and preferred stocks owned by that Fund. The Funds may sell (write) covered call options and purchase call options to close out call options previously written. The Trustees currently have, by policy, suspended the use of call options.

(ii) Each Fund has authority to invest up to 10% of its assets in foreign secu-rities not traded publicly in the US. While the Funds may occasionally invest in such foreign securities, current policy limits such investments to 5% of fund assets.

The Funds intend to invest only in foreign securities available for trading and set-tlement in the United States, primarily in American Depository Receipts
(ADRs) for foreign securities. These are certificates issued by United States banks, representing the right to receive securities of the foreign issuer deposited in that bank or a corre-spondent bank. The Adviser does not plan to invest fund assets in foreign securities that are not traded and settled domestically.



(iii)  The  Funds  shall  not  purchase
securities  on  margin;
"restricted securities" (those which are subject to legal or contractual restrictions on resale or are otherwise not readily marketable); or oil, gas or other mineral exploration leases and programs. In addition, the Funds shall not purchase real estate; purchase real estate limited part-nerships (excepting master limited partnerships that are publicly traded on a na-tional security exchange or NASDAQ's National Market System); purchase commodities or com-modity contracts; borrow, lend, or issue senior securities; act as a securities underwriter; purchase se-curities of any issuer in excess of 5% of the value of a Fund; or purchase more than 10% of the outstanding voting securities of any issuer or concentrate their in-vestments in a single industry beyond 25% of the total value of a Fund. Also, no Fund of the Trust shall purchase or retain securities of any issuer if the offi-cers or trustees of the Trust or its adviser owning beneficially more than one half of one percent of the securities of an issuer together own beneficially more than five percent of the securities of that issuer; the Trust shall not invest in the securities of other in-vestment companies, except by purchase in the open market where no commission or profit results from the purchase other than the customary broker's commission or except when the purchase is part of a plan of merger, consolidation, reorganization or acquisition; and no Fund of the Trust shall invest more than 10% of its assets in the securities of issuers which together have a record of less than three years continuous operation or securities of issuers which are
restricted  as to  disposition.       (iv) The Funds'  investments  in warrants,
valued at the lower of cost or mar-ket, shall not exceed 5% of the value of a Fund's net assets. Included within that amount, but not to exceed 2% of the value of a Fund's net assets, may be warrants that are not listed on the New York or American Stock Exchange. Warrants acquired by a Fund in units or attached to securities may be deemed to be without value. 4


(v) The Trustees have also instructed that investments not be made in preferred stocks.

(vi) The Trustees have also instructed that the Funds should favor no-debt and low-debt companies.

TEMPORARY  DEFENSIVE  POSITION
The Funds may use short-term in-come producing investments to the extent the Board of Trustees and the consultant on Islamic principles agree that those in-vestments are consistent with Islamic principles. The Adviser does not know of any short-term invest-ments that meet Islamic requirements that are currently available in the United States. Accordingly, assets are held in cash at the custodian when the Adviser implements a defensive position.
PORTFOLIO  TURNOVER
The Trust places no restrictions on portfolio turnover and will buy or sell invest-ments according to the Adviser's appraisal of the factors affecting the market and the economy. The portfolio turnover rate for the Income Fund for the fiscal years ended May 31, 1998 and 1997, was 8% and 18%, respectively. The turnover rate for the Growth Fund for the fiscal years ended May 31, 1998 and 1997, was 25% and 25%, respectively.

MANAGEMENT  OF  THE  TRUST
BOARD  OF  TRUSTEES
A Board of five Trustees manages the Trust: Bassam Osman, Nicholas Kaiser, Jamal M. al-Barzinji, M. Yaqub Mirza, and Iqbal Unus. The Trustees establish policies, as well as review and approve contracts and their continuance. The Trustees also elect the officers, de-termine the amount of any dividend or capital gain distribution and serve on any committees of the Trust. 5

MANAGEMENT  INFORMATION








The Trustees and officers are:
(1)                                                           (2)
-----------------------------------  ----------------------------
Name, Address, and Age               Position(s) Held with Trust


Bassam Osman, MD *                   Chairman and Trustee
Mercy Hospital & Medical Center
Stevenson Expressway at King Drive
Chicago, Illinois 60616
Age: ___

Nicholas Kaiser, MBA *               President and Trustee
1300 N. State Street
Bellingham, Washington 98225
Age: 52

Jamal M. al-Barzinji, PhD            Trustee
555 Grove Street
 Herndon, Virginia 22070
Age: 58

M. Yaqub Mirza, PhD                  Treasurer and Trustee
555 Grove Street
 Herndon, Virginia 22070
Age: 51

Iqbal Unus, PhD                      Trustee
750-A Miller Drive,  SE
Leesburg, VA 20176
Age: 50

M. Naziruddin Ali                    Vice President
2622 East Main St
Plainfield, Indiana 46168
Age: ___

Pandora Larner                       Secretary
1300 N. State Street
Bellingham WA 98225
Age: 51
Teresa K. Anderson, MBA              Asst. Treasurer
1300 N. State Street
Bellingham WA 98225
Age: 29
-----------------------------------





The Trustees and officers are:
(1)                                                                                                                         (3)
-----------------------------------  ------------------------------------------------------------------------------------------
Name, Address, and Age               Principal Occupation(s)
                                     During Past 5 years
                                     ------------------------------------------------------------------------------------------
Bassam Osman, MD *                   Neurologist
Mercy Hospital & Medical Center      Chairman, North American Islamic Trust (Amana's religious consultant)
Stevenson Expressway at King Drive
Chicago, Illinois 60616
Age: ___

Nicholas Kaiser, MBA *               President, Saturna Capital Corporation (Amana's investment adviser)
1300 N. State Street                 President, Investors National Corporation (Amana's distributor)
Bellingham, Washington 98225
Age: 52

Jamal M. al-Barzinji, PhD            Chairman, Mar--Jac Poultry, Inc. (Halal food processing)
555 Grove Street                     Director, Safa Trust, Inc. (charitable organization)
 Herndon, Virginia 22070
Age: 58

M. Yaqub Mirza, PhD                  President, Mar-Jac Investments, Inc. (Halal financial investments)
555 Grove Street                     Director, Mylex Corporation (computer components)
 Herndon, Virginia 22070             Chairman, Jugos Concentrados SA (Halal food processing)
Age: 51

Iqbal Unus, PhD                      Dean of Students/Registrar, School of Islamic and Social Sciences
750-A Miller Drive,  SE
Leesburg, VA 20176
Age: 50

M. Naziruddin Ali                    General Manager, North American Islamic Trust (Amana's religious consultant)
2622 East Main St
Plainfield, Indiana 46168
Age: ___

Pandora Larner                       Secretary; Saturna Capital Corporation (Amana's investment adviser) [since 1996]
1300 N. State Street                 Doncaster Sales (direct marketing) [1993-1995]
Bellingham WA 98225
Age: 51
Teresa K. Anderson, MBA              Director of Funds and Operations, Saturna Capital Corporation (Amana's investment adviser)
1300 N. State Street
Bellingham WA 98225
Age: 29
-----------------------------------

     Messrs. Kaiser and Osman are "interested persons" of the Trust as de-fined in the Investment Company Act of 1940.

The Board has authority to establish an Executive Committee with the power to act on behalf of the Board between meetings and to exercise all powers of the Trustees in the management of the Trust. No Executive Committee has been established at this time. COMPENSATION Their respective employers pay the salaries of officers of the Trust, not the Trust. The Trustees are paid no compensation or fees by the Trust, other than reim-bursement of travel expense. For the fiscal year ended May 31, 1998, no Trustees' ex-penses were incurred, as set forth below:


          Pension  or                  Total          Aggregate     Retirement
Compensation
Name  of          Compensa-     Benefits Accrued     Estimated Annual     From
Registrant
Person;          tion  From     As Part of Fund     Benefits Upon     and Fund
Complex
Position      Registrant          Expenses     Retirement     Paid to Trustees
--------      ----------          --------     ----------     ----------------
BASSAM  OSMAN,          $0          $0          $0          $0
Trustee

JAMAL  M.  AL-BARZINJI          0          0          0          0
Trustee

M.  YAQUB  MIRZA,          0          0          0          0
Trustee

IQBAL  UNUS,          0          0          0          0
Trustee

NICHOLAS  F.  KAISER          0          0          0          0
Trustee

PRINCIPAL  HOLDERS  OF  SECURITIES


As of June 30, 1998, the principal holders of rercord (those with more than 5% of the outstanding shares) of securities of Income Fund were:

     NONE

As of June 30,1998, the principal holders (those with more than 5% of the outstanding shares) of securities of Growth Fund were:

     Name  and  Address          Shares                    Percentage of Class
     ------------------          ------                    -------------------

     Humana  Charitable  Trust          172,841          13.35%
     M.  Yaqub  Mirza,  Trustee
     555  Grove  Street
     Herndon  VA  20170

     Mohammad  G.  Reda          83,271          6.43%
     Mawya  Shocair  JT  WROS
     19  Tamarack  Rd.
     Weston  MA  02193

     Salaheddine  Tomeh          79,431          6.13%
     Afaf  Tomeh  JT  WROS
     5600  E.  Doubletree  Rd.
     Paradise  Valley  AZ  85253

As of June 30, 1998, officers and trustees (plus affiliated family members and entities), as a group, owned 40,709 shares, being 3.9% of the outstanding shares of the Income Fund. Also as of that date, the similar figures for Growth Fund were 209,385 shares and 16.2% of the Growth Fund.

INVESTMENT  ADVISORY  AND  OTHER  SERVICES
INVESTMENT  ADVISER  AND  ADMINISTRATOR
Saturna Capital Corporation, 1300 N. State Street, Bellingham, Washington 98225 is the Investment Adviser and Administrator (the "Adviser") for the Trust. Saturna Capital is also the Trust's shareowner servicing agent. Mr. Nicholas Kaiser, by his ownership of the majority of its voting stock, is the controlling person of the Adviser. Mr. Kaiser is also a Trustee and President of Amana Mutual Funds Trust, and the principal portfolio manager of both the Growth Fund and the Income Fund. Mr. Kaiser, together with his wife, own 2.2% of Income Fund and 0.5% of Growth Fund. RELIGIOUS CONSULTANT The North American Islamic Trust, Inc. (NAIT), 2622 East Main Street, Plainfield, Indiana 46168, acts as the re-ligious consultant to Saturna Capital regarding issues of Islamic principles relating to the Funds un-der a sub-advisory agreement with the Ad-viser.



NAIT is a non-profit organization, incorporated in 1973, for the purpose of serving the best interests of Islam, the Islamic community, and other Islamic organizations. The Trustees of NAIT are Bassam Osman, Chairman; Ahmad Zaki Hammad, Abdalla Idris Ali, Sala Obeidallah, and Muzammil Siddiqi. NAIT has no stock or ownership interests and no membership other than its Board of Trustees.

NAIT provides religious, charitable, and educational services to the Islamic Society of North America (ISNA), the Muslim Student Association (MSA), and other affiliates. The services of NAIT include holding and managing properties and Islamic Centers of Muslim organizations in trust, managing projects and programs, administrating funds of Islamic Centers for religious, charitable and educational purposes, and publishing books and materials.


ADVISORY  FEE
Each Fund pays the Adviser an advi-sory and administration fee of 0.95% annually of average daily net assets. The Adviser, at its own expense and without additional cost to the Funds, furnishes office space, office facilities and equipment, personnel (including executive officers) and clerical and bookkeeping services required to conduct the Funds' business. Also from the advisory fee, NAIT is paid for consulting services an an-nual fee of 0.2% of the aver-age daily net asset value of each Fund.

For the fiscal years ended May 31, 1998, 1997, and 1996, Saturna Capital was paid $172,680, $136,282, and $109,078, respectively as the Income Fund's investment adviser and administrator. Similarly, for the fiscal years ended May 31, 1998, 1997, and 1996, Saturna Capital was paid $75,008, $49,056 and $25,375, respectively, as the Growth Fund's investment adviser and administrator. For the years ended May 31, 1998, 1997, and 1996, Saturna Capital Corporation paid NAIT as its religious consultant $53,133, $38,943 and $28,348, respectively.

The advisory agreements also provide in the event that the total ex-penses of either Fund (excluding taxes, commissions and extraordinary items) for any fiscal year exceed 2% of average daily net assets, the Fund shall be reimbursed for such excess.

Under its respective investment advi-sory agreement each Fund pays its own taxes, bro-kerage commissions, any trustees' fees (currently none), legal and auditing fees, insurance premi-ums, cus-todian, transfer agent, registrar and divi-dend disbursing agent fees, ex-penses in-curred in complying with state and federal laws regulating the issue and sale of its shares, and mailing and print-ing costs for prospectuses, reports and notices to shareowners.

Under a separate service agreement, Saturna Capital also provides services as the transfer agent and dividend-paying agent for the Funds. As transfer agent, Saturna furnishes to each shareowner a statement after each transaction, an historical statement at the end of each year showing all transactions during the year, and Form 1099 tax forms. Saturna also, on behalf of the Trust, responds to shareowners' questions or correspondence. Further, the transfer agent regularly furnishes the Funds with current shareowner lists and information necessary to keep the shares in balance with the Trust's records. The transfer agent performs the mailing of all financial statements, notices and prospectuses to shareowners. The transfer agent maintains records of contributions, disbursements and assets as required for IRAs and other qualified retirement accounts. The transfer agent is paid a monthly fee of $1.50 per active account.


National City Bank, Indiana, of Indianapolis, One Merchants Plaza, Indianapolis, Indiana 46255 is the custodian of the Funds. As custodian for the Funds, the bank holds in custody all securities and cash, settles for all securities trans-actions, receives money from sale of shares and on order of the Funds pays the autho-rized expenses of the Funds. When investors redeem Fund shares, the pro-ceeds are paid to the shareowner from an account at the custodian bank.

Tait, Weller and Baker, Two Penn Center Plaza, Suite 700, Philadelphia, PA 19102-1707 are the indepen-dent accountants for the Trust and the Funds. The accountants conduct an annual audit of the Funds as of May 31 each year, prepare the tax returns of the Funds and as-sist the Adviser in any accounting matters
throughout  the year.       PRINCIPAL  UNDERWRITER  The  Adviser's  wholly-owned
subsidiary, Investors National Corporation, 1300 N. State Street, Bellingham WA 98225 is a discount brokerage firm and acts as distribu-tor for the Trust without compen-sation. Mr. Nicholas Kaiser, an affiliated person of the Trust, is President of Investors National Corporation. BROKERAGE ALLOCATION The placing of purchase and sale orders as well as the negotiation of commissions is performed by the Adviser and is reviewed by the Board of Trustees. The Adviser may make allocation of brokerage to any broker in return for research or services and for selling shares of any fund of Amana Mutual Funds Trust. Brokers may provide research or statistical material to the Adviser, but this information is only supple-mental to the research and other statistics and material accumulated and maintained through the Adviser's own efforts. Any such supplemental information may or may not be of value or used in making investment decisions for the Trust or any other ac-count serviced by the Adviser. Research services provided by brokers through which the Trust effects securities transactions may be used by the Trust's investment adviser in servicing all of its accounts and not all of these services may be used by the adviser in connection with the Trust.

The primary consideration in effecting securities transactions for the Trust is to obtain the best price and execution which in the judgment of the Adviser is at-tainable at the time and which would bring the best net overall economic result to a Fund. Factors taken into account in the selection of brokers include the price of the security, commissions paid on the transaction, the efficiency and cooperation with which the transaction is effected, the expediency of making settlement and the financial strength and stability of the broker. The Adviser may negotiate commis-sions at a rate in excess of the amount another broker would have charged if it de-termines in good faith that the overall net economic result is favorable to the Fund, and is not required to execute trades in "over-the-counter" securities with primary market-makers if similar terms are available elsewhere. The Adviser evaluates whether brokerage commissions are reasonable based upon available information about the general level of commissions paid by similar mutual funds for comparable services.

Brokerage is almost entirely directed to Investors National Corporation, a wholly owned subsidiary of the adviser, which is qualified as a broker-dealer to engage in a gen-eral brokerage business. Investors National Corporation is a discount bro-kerage, executing stock trades for a commission of 3 cents per share plus the price of one share. Consideration is given by the Trust to the unpaid services of Investors National Corporation as the Trust's principal underwriter. For the fiscal years ended May 31, 1998, 1997, and 1996, the Income Fund paid Investors National $4,354, $6,702, and $6,906, respectively, in commissions. For the fiscal years ended May 31, 1998, 1997 and 1996, Growth Fund paid Investors National a total of $8,359, $6,832, and $4,783 in commissions. For the fiscal year ended May 31, 1998, Income Fund paid 100% of its aggregate brokerage commissions to Investors National, and the Fund effected 100% of its aggregate dollar amount of transactions involving the payment of commissions through Investors National. Also for the fiscal year ended May 31, 1998, Growth Fund paid 97.99% of its aggregate brokerage commissions to Investors National, and the Fund effected 98.24% of its aggregate dollar amount of transactions involving the payment of commissions through Investors National. The Trustees review brokerage activity in detail at each regular meeting. Meetings are held on a quarterly schedule.

CAPITAL  STOCK
Each Fund of Amana Mutual Funds Trust is divided into shares of benefi-cial inter-est. The shares of each sep-arate Fund of the Trust have equal voting rights. All shares are fully paid, non-assessable, transferable and with rights of redemp-tion, and are not subject to preemptive rights. The Trust is not required to hold annual shareowner meetings. However, special meetings may be called for such pur-poses as electing or remov-ing Trustees, changing fundamental policies, or voting on approval of an advisory contract. On issues relating solely to a single Fund, only the shareowners of that Fund are entitled to vote. All dividends and distribu-tions for each Fund shall be dis-tributed to shareown-ers in proportion to the number of shares owned.
10

PURCHASE,  REDEMPTION  AND  PRICING  OF  SHARES
See How to Buy Shares, How to Redeem Shares and Net Asset Value in the Prospectus for an explanation about the ways to purchase or redeem shares. Both purchases and redemptions are made at net asset value per share.

In addition to normal purchases or redemptions, the shares of the Funds may be exchanged for shares of other funds of Amana Mutual Funds Trust. Exchanges will be made at no charge upon written request or by telephone if the shareowner has previously authorized telephone privileges on the application. A gain or loss for federal tax purposes will be realized upon redemption of any shares for the purposes of an exchange as described above.

Net asset value per share is determined by dividing the value of all securities and other assets, less liabilities, by the number of shares outstanding. The net asset value is determined for each Fund as of the close of trading on the New York Stock Exchange (generally 4 p.m. New York time) on each day the Exchange is open for trading. The Exchange is generally closed on: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day (observance), Labor Day, Thanksgiving Day and Christmas Holiday. See the balance sheet in the Annual Report or Semi-Annual Report for a specimen sheet showing how the Funds calculate net asset value, which is the price used for both purchase and redemption of shares.
TAXATION  OF  THE  TRUST

The Trust is organized as a "series" investment company. Each Fund of the Trust is a separate eco-nomic entity with separate assets and liabilities and separate income streams. The shareowners of each separate Fund may look only to that fund for income, capital gain or loss, redemption, liquidation, or termination. Each Fund has separate arrangements with the Adviser. Assets of each Fund are segregated. The credi-tors and shareowners of each Fund are limited to the assets of that fund for recovery of charges, expenses and liabilities. Each Fund of the Trust conducts separate voting on issues relating solely to that fund, except as required by the Investment Company Act. The tax status and tax consequences to shareowners of each Fund differ, depending upon the investment objectives, operations, income, gain or loss, and distributions from each Fund.



Each Fund intends to distribute to shareowners substantially all of its net investment income and net realized capital gains, if any, and to comply, as they have since inception, with the provisions of the Internal Revenue Code applicable to regulated investment companies (Subchapter M), which relieve mutual funds of federal income taxes on the amounts so distributed.

If shareowners do not furnish the transfer agent with a valid Social Security or Tax Identification Number and in certain other circumstances, the transfer agent is required to with-hold 31% of income. Dividends and capital gains distributions to shareowners who are nonresident aliens may be subject to a 30% United States foreign with-holding tax under the existing provisions of the code applicable to foreign individu-als and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. If the IRS determines that the Trust should be fined or penalized for inaccurate or missing or otherwise inadequate reporting of a Tax Identification Number, the amount of the IRS fee or penalty will be directly assessed to the shareowner account involved.
11

PERFORMANCE  DATA Average annual Total Return and
Current Yield information may be useful to in-vestors in reviewing a Fund's performance. However, certain factors should be taken into account before using the information as a basis for comparison with alternative investments. No adjustment is made for taxes payable on distribu-tions. The performance for any given past period is not an indication of future rates of return or yield on its shares. Total return for the Income Fund for one year from May 31, 1997 through May 31, 1998 was 23.51%. Average annual total return for the five years ended May 31, 1998 was 14.32%. Average annual total return for the ten years ended May 31, 1998 was 12.48%.

Total Return for Growth Fund for the one year from May 31, 1997 through May 31, 1998 was 12.39%. Its average annual total return for the three years ended May 31, 1998 was 17.34%. The average annual total return from February 3, 1994 (commencement of operations) through May 31, 1998 was 11.95%.



Average annual Total Return quotations for various periods illustrated are computed by finding the average annual compounded rate of return over the period quoted that would equate the initial amount invested to the ending redeemable value accord-ing to the following formula:
P  (l  +  T)n  =  ERV

WhereP = a  hypothetical  initial  Payment  of $1,000 T = average  annual  Total return n = number of years ERV = Ending Redeemable Value of the $1,000 payment made  at  the  beginning  of  the  period.

To solve for average Total Return, the formula is as follows:

T  =  (  ERV/P)1/n  -  1

Current Yield is computed by dividing the net investment income, as defined by
------- -----
the Securities and Exchange Commission, over a rolling 30 day period for which the yield is presented by the average number of shares eligible to receive dividends for the period over the maximum offering price per share on the last day of the period, and annualize the results. The formula used is:

Yield  =  2[(  a-b/cd  +1)6  -1]
Where a = dividends accrued during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends d = the price per share on the last day of the period

The Income Fund has no interest income. For the purpose of computing yield, it recognizes dividend income by accruing 1/360 of the stated annual dividend rate of the security each day in the last 30 days that the security is in the portfolio. The cur-rent yield on the Income Fund and the Growth Fund for the 30 day period ending May 30, 1998 was 1.63% and (0.52)%, respectively.
12

FINANCIAL  STATEMENTS

The most recent audited annual report accompanies this Statement of Additional Information.

There is incorporated into this Registration Statement the following financial information in the Annual Report to shareowners for the fiscal year ended May 31, 1998. Filed as Exhibit A hereto:

Report of Tait, Weller & Baker, Independent Accountants. Statement of Assets and Liabilities as of May 31, 1998. Statement of Operations - Year ended May 31, 1998. Statements of Changes in Net Assets - years ended May 31, 1998, and 1997. Investments - as of May 31, 1998.
Notes  to  Financial  Statements.

                                    PART C






                               OTHER INFORMATION
A

EXHIBITS
Exhibits included with this filing:

Items marked with an asterisk (*) are incorporated by reference from exhibits previously filed with the Registration Statement for Amana Mutual Funds Trust and amendments thereto.

(a)*          Articles  of  Incorporation.
     (1) Agreement and Declaration of Trust of Amana Mutual Funds Trust, filed July 26, 1984 with Secretary of State of Indiana. Incorporated by Reference. Filed as Exhibit No. 1 to initial filing of Form N-8A and Form N-1A on April
4,  1985.    File  Nos.  811-4276  and  2-96924.

     (2) Resolution of the Board of Amana Mutual Funds Trust creating series Amana Growth Fund. Incorporated by Reference. Filed as Exhibit 1-2 to Post-Effective Amendment No. 10 to Registration Statement on Form N-1A filed December 3, 1993.

(b)*          By-laws.
     Bylaws of Amana Mutual Funds Trust. Incorporated by Reference. Filed as Exhibit No. 2 to initial filing of Form N-8A and Form N-1A on April 4, 1985. File Nos. 811-4276 and 2-96924.

(c)*     Instruments Defining Rights of Security Holders.  Included in (a) and
(b).

(d)*          Investment  Advisory  Contracts.
     (1) Agreement for Investment Advisory and administrative Services for the Income Fund of Amana Mutual Funds Trust, effective December 28, 1989, between the Fund and Saturna Capital Corporation. Filed as Exhibit A to filing of Proxy Statement dated November 30, 1989. File Nos. 8114276 and 2-96924.

     (2) Agreement for Investment Advisory and Administrative Services for the Growth Fund of Amana Mutual Funds Trust, between the Trust and Saturna Capital Corporation dated December 3, 1993. Incorporated by reference. Filed as
Exhibit 5-2 to Post-Effective Amendment No. 11 to Registration Statement on Form N-1A filed August 5, 1994

     (3) Sub-advisory Agreement, effective December 28, 1989, between Saturna Capital Corporation and North American Islamic Trust, Inc. Incorporated by Reference. Filed as Exhibit B to Proxy Statement dated November 30, 1989. File Nos. 811-4276 and 2-96924.

     (4) Sub-advisory Agreement between Saturna Capital Corporation and North American Islamic Trust, Inc. for services to Growth Fund series of Amana Mutual Funds Trust, dated December 3, 1993. Incorporated by reference. Filed as Exhibit 5-3 to Post-Effective Amendment No. 11 to Registration Statement on Form N-1A filed August 5, 1994.

     (5) Consent of North American Islamic Trust, Inc. as religious consultant, dated December 19, 1985. Incorporated by Reference. Filed as Exhibit No. 5 in Pre-effective Amendment No. 2 to Registration Statement on
Form  N-1A  filed  January  24,  1986.    File  Nos.  811-4276  and  2-96924.

b

(e)          Underwriting  Contracts.    Not  applicable.

(f)          Bonus  or  Profit  Sharing  Contracts.      Not  applicable.

(g)*          Custodian  Agreements.
     (a) Custodian Agreement between Income Fund of Amana Mutual Funds Trust and National City Bank, Indiana effective October 22, 1993, incorporated by reference. Filed as Exhibit 8-1 to Post-Effective Amendment No. 10 to
Registration  Statement  on  Form  N-1A  filed  December  3,  1993.

     (b) Custodian Agreement between Growth Fund of Amana Mutual Funds Trust and National City Bank, Indiana, dated December 3, 1993, incorporated by reference. Filed as Exhibit 8-2 to Post-Effective Amendment No 11 to Registration Statement on Form N-1A filed August 5, 1994.

(h)*                    Other  Material  Contracts.
     Agreement for Transfer Agent and Dividend Disbursement Agent Services for the Amana Mutual Funds Trust between the Trust and Saturna Capital Corporation dated September 1, 1990. Incorporated by Reference. Filed as Exhibit No. 9 to filing of Amendment No. 6 of Form N-1A in September, 1990.

(i)          Legal  opinions.
     Opinion of Counsel dated July 17, 1998 (attached as Exhibit i)

(j)          Other  opinions.
     (a)  Accountant's  Consents dated July 15, 1998 (attached as Exhibit j.a)

     *(b)  Copies of Powers of Attorney.  Incorporated by reference.  Filed as
Exhibit  No.  11-2           to Post-Effective Amendment No. 8 on Form N-1A in
July,  1992.

(k)          Omitted  Financial  Statements.    Not  applicable.

(l)* Initial Capital Agreements. Form of Subscription Agreement and Investment Letter. Incorporated by Reference. Filed as Exhibit 13-1 to Post-Effective Amendment No. 10 to Registration Statement on Form N-1A filed December 3, 1993.

(m)          Rule  12(b)-1  Plan.    Not  applicable.

(n) A Financial Data Schedule meeting the requirements of rule 483 is attached as Exhibit n.

(o)          Rule  18f-3  Plan.      Not  applicable.



PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT No person or persons are directly or indirectly controlled by or under common control with the Registrant.
c

INDEMNIFICATION
There is no provision for indemnification of the officers and trustees of the Trust except as provided by Article III, Section 3.18, and Article V, Section
5.3 of the Agreement and Declaration of Trust of Amana Mutual Funds Trust, which provisions are set forth below:

                                  ARTICLE III
                                  -----------

                         SECTION 3.18. Indemnification
                         ------- ----- ---------------

In addition to the mandatory indemnification provided for in Article V hereof, the Trustees shall have power to the extent permitted by law to indemnify or enter into agreements with any person with whom the Trust or its Portfolios has dealings, including, without limitation, any investment adviser or subadviser, including the Adviser, to such extent as the Trustees shall determine.

                                   ARTICLE V
                                   ---------

                         SECTION 5.3. Indemnification
                         ------- ---- ---------------

Any person (and his heirs, executors and administrators) shall be indemnified by the Trust against reasonable costs and expenses incurred by him in connection with any action, suit or proceeding to which he may be made a party by reason of his being or having been a trustee, officer or employee of the Trust, or of another corporation if the Trust requested him to serve as such, except in relation to any actions, suits or proceedings in which he has been adjudged liable because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. In the absence of an adjudication which expressly absolves such person of liability to the Trust or its shareowners for willful misfeasance, bad faith, gross negligence and reckless disregard of the duties involved in the conduct of his office, or in the event of a settlement, each such person (and his heirs, executors and administrators) shall be indemnified by the Trust against payments made, including reasonable costs and attorneys' fees, provided that such indemnity shall be conditioned upon the prior determination made by a written opinion of independent counsel that such person has no liability by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Amounts paid in settlement shall not exceed costs, fees and expenses which would have been reasonably incurred if the action, suit or proceeding had been litigated to a conclusion. Such a determination by independent counsel, and the payments of amounts by the Trust on the basis thereof, shall not prevent a shareowner from challenging such indemnification by appropriate legal proceedings on the grounds that the person indemnified was liable to the Trust or its shareowners by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The foregoing rights and indemnification shall not be exclusive of any other rights to which such persons may be entitled according to law.

Undertaking  as  to  Indemnification  Provisions
-----------  --  --  ---------------  ----------

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or
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controlling person of the registrant
in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER The answer to this item is fully disclosed in Part A and Part B of the Form N-1A.

PRINCIPAL  UNDERWRITERS
The broker-dealer subsidiary of the Adviser, Investors National Corporation, acts where efficient for the Trust as "distributor," without fee or compensation of any kind, under authority of a resolution by the Trustees. The Trust has no formal underwriters as the shares technically are sold directly by the Trust without a sales charge.



Officers and employees of Investors National Corporation receive no compensation (salary or commissions) from Investors National Corporation. The only compensation paid employees of Investors National Corporation or of Saturna Capital Corporation is salary, with an annual bonus primarily dependent upon the overall financial success of Saturna Capital Corporation.


LOCATION  OF  ACCOUNTS  AND  RECORDS
With the exception of those records maintained by the Custodian, National City Bank, Indiana, 101 W. Washington Street, Indianapolis, Indiana, 46255, all records of the Trust are physically in the possession of the Trust and maintained at the offices of Saturna Capital Corporation, 1300 N. State Street, Bellingham, Washington 98225.

MANAGEMENT  SERVICES
There are no management-related contracts in which service is provided to the Trust other than those discussed in Parts A and B of this Form N-1A.

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SIGNATURES



     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Trust has duly caused this registration statement to be duly signed on its behalf by the undersigned, duly authorized, in the City of Bellingham, State of Washington, on the 15th day of July, 1998


     AMANA  MUTUAL  FUNDS  TRUST

     By  /s/  Nicholas  F.  Kaiser
         -------------------------
     Nicholas  F.  Kaiser,
     President

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this amendment has been signed below by the following persons in the capacities and on the date indicated.

     Signature          Title          Date
     ---------          -----          ----

/s/  Nicholas F. Kaiser          President; Trustee
-----------------------
July  15,  1998
     Nicholas  F.  Kaiser          (Principal  Executive  Officer)

/s/  Teresa  K.  Anderson                    Asst.  Treasurer
-------------------------
July  15,  1998
     Teresa  K.  Anderson          (Principal  Financial  Officer)

**  Bassam  Osman     All other Trustees                         July 15, 1998
**  Jamal  M.  al-Barzinji
**  M.  Yaqub  Mirza
**  Iqbal  Unus

**  By            /s/  Nicholas  F.  Kaiser
                  -------------------------
     Nicholas  F.  Kaiser,  Attorney-in-fact

f
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